Debentures and Long-term Loans from Financial Institutions (Schedule of Movement in liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	₪ (4,139)	₪ (4,759)
Changes as the result of cash flows from financing activities
Payments for derivative contracts, net	6	2
Repayment of debentures and long- term loans from financial institutions	629	716
Proceeds from issuance of debentures, net of issuance costs	(583)
Receipt of long-term loans from financial institutions		(150)
Repurchase of own debentures		10
Interest paid	130	151	₪ 126
Payments for leases	228	256
Total cash, net, deriving from financing activities	410	961
Other changes	(139)	(185)
Business combination	(14)
Financing expenses recognized in profit or loss	(146)	(156)
Balance as at December 31	(4,028)	(4,139)	(4,759)
Loan [member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(400)	(462)
Changes as the result of cash flows from financing activities
Payments for derivative contracts, net
Repayment of debentures and long- term loans from financial institutions	212	212
Proceeds from issuance of debentures, net of issuance costs
Receipt of long-term loans from financial institutions		(150)
Repurchase of own debentures
Interest paid
Payments for leases
Total cash, net, deriving from financing activities	212	62
Other changes
Business combination
Financing expenses recognized in profit or loss
Balance as at December 31	(188)	(400)	(462)
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(2,920)	(3,403)
Changes as the result of cash flows from financing activities
Payments for derivative contracts, net
Repayment of debentures and long- term loans from financial institutions	417	504
Proceeds from issuance of debentures, net of issuance costs	(583)
Receipt of long-term loans from financial institutions
Repurchase of own debentures
Interest paid		10
Payments for leases
Total cash, net, deriving from financing activities	(166)	514
Other changes
Business combination
Financing expenses recognized in profit or loss	(31)	(31)
Balance as at December 31	(3,099)	(2,920)	(3,403)
Derivatives [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(5)	(1)
Changes as the result of cash flows from financing activities
Payments for derivative contracts, net	6	2
Repayment of debentures and long- term loans from financial institutions		2
Proceeds from issuance of debentures, net of issuance costs
Receipt of long-term loans from financial institutions
Repurchase of own debentures
Interest paid
Payments for leases
Total cash, net, deriving from financing activities	6	2
Other changes	(1)
Business combination
Financing expenses recognized in profit or loss	(8)	(6)
Balance as at December 31	(8)	(5)	(1)
Interest payable [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(55)	(63)
Changes as the result of cash flows from financing activities
Payments for derivative contracts, net
Repayment of debentures and long- term loans from financial institutions
Proceeds from issuance of debentures, net of issuance costs
Receipt of long-term loans from financial institutions
Repurchase of own debentures
Interest paid	130	127
Payments for leases
Total cash, net, deriving from financing activities	130	127
Other changes	(12)
Business combination
Financing expenses recognized in profit or loss	(125)	(119)
Balance as at December 31	(62)	(55)	(63)
Leases liabilities [Member]
Disclosure of detailed information about borrowings [line items]
Balance as at January 1	(759)	(830)
Changes as the result of cash flows from financing activities
Payments for derivative contracts, net
Repayment of debentures and long- term loans from financial institutions
Proceeds from issuance of debentures, net of issuance costs
Receipt of long-term loans from financial institutions
Repurchase of own debentures
Interest paid
Payments for leases	228	256
Total cash, net, deriving from financing activities	228	256
Other changes	(126)	(185)
Business combination	(14)
Financing expenses recognized in profit or loss
Balance as at December 31	₪ (671)	₪ (759)	₪ (830)